SHORT-TERM AND LONG-TERM DEBT - Components (Details) - USD ($)	Dec. 31, 2024	Nov. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total debt	$ 1,823,322,000			$ 1,826,504,000
Current portion of debt	(108,906,000)			(106,135,000)
Long-term portion of debt issuance costs	(10,887,000)			(12,096,000)
Long-term debt	1,703,529,000			1,708,273,000
$90 million tranche, $270 million term loan Facility
Debt Instrument [Line Items]
Face amount			$ 90,000,000.0
$90 million term tranche under the $270 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	270,000,000
$375 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	375,000,000		375,000,000
Total debt			80,700,000
$180 million revolving tranche under the $270 Million Facility
Debt Instrument [Line Items]
Face amount			$ 180,000,000.0
$150 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000	$ 150,000,000
U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Total debt	1,270,991,000			1,280,623,000
U.S. dollar denominated floating rate debt | Flex Endeavour $160 Million Sale and Leaseback (1)
Debt Instrument [Line Items]
Total debt	158,190,000			0
Gross price	160,000,000
U.S. dollar denominated floating rate debt | $320 Million Sale and Leaseback
Debt Instrument [Line Items]
Total debt	268,576,000			287,275,000
Gross price	320,000,000
U.S. dollar denominated floating rate debt | $330 Million Sale and Leaseback
Debt Instrument [Line Items]
Total debt	296,000,000			313,000,000
Gross price	330,000,000
U.S. dollar denominated floating rate debt | Flex Rainbow $180 Million Sale and Leaseback (1)
Debt Instrument [Line Items]
Total debt	165,218,000			174,066,000
Gross price	180,000,000
U.S. dollar denominated floating rate debt | $90 million tranche, $270 million term loan Facility
Debt Instrument [Line Items]
Total debt	90,000,000			0
Face amount	90,000,000
U.S. dollar denominated floating rate debt | $125 million term tranche under the $375 Million Facility
Debt Instrument [Line Items]
Total debt	0			97,354,000
Face amount				125,000,000
U.S. dollar denominated floating rate debt | $66 Million Tranche, $150 Million Term Loan Facility
Debt Instrument [Line Items]
Face amount	66,000,000
U.S. dollar denominated floating rate debt | $66 million term tranche under the Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000
Total debt	44,217,000			137,718,000
U.S. dollar denominated floating rate debt | Flex Resolute $150 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000
Total debt	134,211,000			142,106,000
U.S. dollar denominated floating rate debt | $140 million term tranche under the $290 Million Facility
Debt Instrument [Line Items]
Total debt	114,579,000			129,104,000
Face amount	140,000,000
Line of Credit
Debt Instrument [Line Items]
Total debt	413,675,000			400,000,000
Line of Credit | $90 million term tranche under the $270 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	270,000,000
Line of Credit | $375 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	375,000,000
Line of Credit | $290 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	290,000,000
Line of Credit | $250 million revolving tranche under the $375 Million Facility
Debt Instrument [Line Items]
Total debt	0			250,000,000
Face amount				250,000,000
Line of Credit | $150 million revolving tranche under the $290 Million Facility
Debt Instrument [Line Items]
Total debt	150,000,000			150,000,000
Face amount	150,000,000
Line of Credit | $180 million revolving tranche under the $270 Million Facility
Debt Instrument [Line Items]
Total debt	180,000,000			0
Face amount	180,000,000
Line of Credit | $84 million revolving tranche under the Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Total debt	83,675,000			0
Face amount	83,700,000
Line of Credit | $150 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000
U.S. dollar denominated fixed rate debt
Debt Instrument [Line Items]
Total debt	138,656,000			145,881,000
U.S. dollar denominated fixed rate debt | Flex Volunteer Sale and Leaseback
Debt Instrument [Line Items]
Total debt	$ 138,656,000			$ 145,881,000